Financial risk management - Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 141,866	$ 439,999	$ 84,295	$ 78,778
Other non-current liabilities	(3,517)	0	0
Government grant	(2,046)	(1,858)
Contingent consideration	(22,234)	(72,049)	$ (63,453)
Carrying amount	(405,024)	(353,574)
USD | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	56,371	285,345
Trade receivables	126,056	84,564
Financial assets	0	0
Trade payables	(80,802)	(47,620)
Other current liabilities	(6,955)
Other non-current liabilities	(3,517)
Government grant	0	0
Decommissioning liability	0	0
Contingent consideration	(19,544)	(56,627)
Carrying amount	0	0
AUD | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	74,891	140,797
Trade receivables	540	455
Financial assets	33,749	30,972
Trade payables	(3,254)	(7,658)
Other current liabilities	0
Other non-current liabilities	0
Government grant	0	0
Decommissioning liability	0	0
Contingent consideration	0	(519)
Carrying amount	(394,617)	(333,272)
EUR | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	7,850	12,493
Trade receivables	2,606	1,466
Financial assets	3,345	3,774
Trade payables	(13,328)	(13,659)
Other current liabilities	(4,700)
Other non-current liabilities	0
Government grant	(2,046)	(1,858)
Decommissioning liability	(7,694)	(7,248)
Contingent consideration	(2,686)	(14,903)
Carrying amount	(10,407)	(9,449)
CHF | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1,445	356
Trade receivables	0	0
Financial assets	0	0
Trade payables	(642)	(462)
Other current liabilities	0
Other non-current liabilities	0
Government grant	0	0
Decommissioning liability	0	0
Contingent consideration	0	0
Carrying amount	0	0
JPY | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	134	129
Trade receivables	0	0
Financial assets	0	0
Trade payables	(93)	(17)
Other current liabilities	0
Other non-current liabilities	0
Government grant	0	0
Decommissioning liability	0	0
Contingent consideration	0	0
Carrying amount	0	0
GBP | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	413	626
Trade receivables	0	0
Financial assets	0	0
Trade payables	(546)	(996)
Other current liabilities	0
Other non-current liabilities	0
Government grant	0	0
Decommissioning liability	0	0
Contingent consideration	0	0
Carrying amount	0	0
CAD | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	762	253
Trade receivables	0	0
Financial assets	0
Trade payables	(223)	(1,171)
Other current liabilities	0
Other non-current liabilities	0
Government grant	0	0
Decommissioning liability	0	0
Contingent consideration	0	0
Carrying amount	$ 0	$ 0